Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Oct. 31, 2017
Commitments and Contingencies
Lease expense	$ 11,500	$ 11,200	$ 9,200
Operating lease commitments
Total future payments for recognized leasing assets	10,659
Less than One Year	5,196
More than Five Years	0
Purchase commitments
Total	559,975
Less than One Year	544,579
One to Three Years	15,357
Three to Five Years	39
2022 Notes
2022 and 2024 Notes
Aggregate principal amount	$ 900,000				$ 900,000
Interest rate (as a percent)	1.25%				1.25%
Total	$ 933,750
Less than One Year	11,250
One to Three Years	922,500
2024 Notes
2022 and 2024 Notes
Aggregate principal amount	$ 800,000			$ 800,000
Interest rate (as a percent)	3.50%			3.50%
Total	$ 940,000
Less than One Year	28,000
One to Three Years	56,000
Three to Five Years	856,000
Office Premises
Operating lease commitments
Total future payments for recognized leasing assets	10,659
Less than One Year	5,196
One to Three Years	$ 5,463